Business Combination - Summary of Weighted-Average Common Shares, Basic and Diluted (Details)			12 Months Ended
	Aug. 17, 2020 shares	Apr. 07, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 10, 2021
Class of Stock [Line Items]
Weighted average common shares, basic and diluted				3,893,305
Weighted average number of common shares outstanding - basic and diluted			62,108,032	31,932,204
Merger Exchange Ratio			0.34	0.34		0.34
Weighted-average shares, basic and diluted, Recapitalized Common Stock				3,893,305
Common Stock Shares			87,598,184	40,372,133
% of weighting				100.00%
Series A Shares [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding - basic and diluted					18,922,317
Merger Exchange Ratio						0.34
Recapitalization Common Stock					18,922,317
Days Outstanding in 2020					365 days
% of weighting					100.00%
Series B Shares [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding - basic and diluted		5,664,025
Merger Exchange Ratio						0.34
Recapitalization Common Stock		7,706,443
Days Outstanding in 2020		268 days
% of weighting		73.00%
Series B-1 Shares [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding - basic and diluted	3,452,558
Merger Exchange Ratio						0.34
Recapitalization Common Stock	9,223,621
Days Outstanding in 2020	136 days
% of weighting	37.00%
As Previously Recorded [Member]
Class of Stock [Line Items]
Weighted average common shares, basic and diluted				11,461,011
As Previously Recorded [Member] | Series A Shares [Member]
Class of Stock [Line Items]
Common Stock Shares					55,700,000
As Previously Recorded [Member] | Series B Shares [Member]
Class of Stock [Line Items]
Common Stock Shares		22,686,025
As Previously Recorded [Member] | Series B-1 Shares [Member]
Class of Stock [Line Items]
Common Stock Shares	27,152,255